Changes in Inventories of Finished Goods and Work in Progress - Summary of Increase in Inventories of Finished Goods and Work In Progress (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes In Inventories Of Finished Goods And Work In Progress [Abstract]
Increase in inventories of work in progress	€ 414	€ 757	€ 272
Increase in inventories of finished goods	616	0	0
Write-downs	(462)	(120)	0
Total changes in inventories	€ 568	€ 637	€ 272